Operating Leases and Obligations Related to Finance Leases - Additional Information (Details) $ in Thousands	1 Months Ended					9 Months Ended	12 Months Ended
	May 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)
Capital Leased Assets [Line Items]
Time Charter Hire Expense | $							$ 43,189	$ 19,538	$ 30,661
Charter Contract Extension, Period							1 year
Operating Lease, Weighted Average Remaining Lease Term							1 year 2 months
Operating Lease, Weighted Average Discount Rate, Percent							5.55%
Lessor, Operating Lease, Term of Contract							24 months
Operating lease right-of-use asset (notes 2 and 12) | $		$ 0					$ 19,560	0
Proceeds from Financing Related to Sales and Leaseback of Vessels | $							$ 63,720	$ 241,339	$ 153,000
Finance Lease, Weighted Average Remaining Lease Term		7.50%					7.64%	7.50%
Suezmax Tankers
Capital Leased Assets [Line Items]
Number Of Vessels							2
Aframax Tanker
Capital Leased Assets [Line Items]
Number Of Vessels							1
Operating lease right-of-use asset (notes 2 and 12) | $						$ 7,800
Number of Vessels Obligated to Purchase							6
LR2 Tankers
Capital Leased Assets [Line Items]
Number Of Vessels							2
Operating lease right-of-use asset (notes 2 and 12) | $										$ 14,700
Minimum [Member]
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							9
Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms							P12Y
Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels							16
Number of Lessors							16
Finance Lease Obligations | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Minimum Liquidity Covenant Requirement | $							$ 35,000
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement							5.00%
Finance Lease Obligations | Minimum [Member] | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Debt Term (in months)							6 months
Option to Purchase July 2020 and November 2021 to End of Term | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of Vessels with Purchase Option							16
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 1						75.00%
Actual Hull Coverage Ratio							109.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2						78.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year						80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter						90.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels	2
Period Required to Maintain 78% Hull Coverage Ratio							two
Proceeds from Financing Related to Sales and Leaseback of Vessels | $	$ 63,700
May 2019 Sale Leaseback [Member] | Finance Lease Obligations | Suezmax Tankers
Capital Leased Assets [Line Items]
Number Of Vessels	2
November 2018 Sale Leaseback | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio							100.00%
Actual Hull Coverage Ratio		122.00%					158.00%	122.00%
November 2018 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Number Of Vessels			4
Proceeds from Financing Related to Sales and Leaseback of Vessels | $			$ 84,700
November 2018 Sale Leaseback | Finance Lease Obligations | Suezmax Tankers
Capital Leased Assets [Line Items]
Number Of Vessels			1
November 2018 Sale Leaseback | Finance Lease Obligations | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number Of Vessels							4
November 2018 Sale Leaseback | Finance Lease Obligations | Aframax Tanker
Capital Leased Assets [Line Items]
Number Of Vessels			2
November 2018 Sale Leaseback | Finance Lease Obligations | LR2 Tankers
Capital Leased Assets [Line Items]
Number Of Vessels			1
September 2018 Sale Leaseback [Member] | Aframax Tanker
Capital Leased Assets [Line Items]
Maintain Hull Coverage 78% Year One and Two							78.00%
Actual Hull Coverage Ratio		91.00%					115.00%	91.00%
Maintain 80% Hull Coverage Ratio for the Third & Fourth Year							80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter							90.00%
September 2018 Sale Leaseback [Member] | Finance Lease Obligations
Capital Leased Assets [Line Items]
Period Required to Maintain 78% Hull Coverage Ratio							two
Proceeds from Financing Related to Sales and Leaseback of Vessels | $				$ 156,600
September 2018 Sale Leaseback [Member] | Finance Lease Obligations | Aframax Tanker
Capital Leased Assets [Line Items]
Number Of Vessels				6			6
July 2017 Sale Leaseback | Suezmax Tankers
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3							90.00%
Actual Hull Coverage Ratio		101.00%					122.00%	101.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter							100.00%
July 2017 Sale Leaseback | Finance Lease Obligations
Capital Leased Assets [Line Items]
Proceeds from Financing Related to Sales and Leaseback of Vessels | $					$ 153,000
Period Required to Maintain 90% Hull Coverage Ratio							3 years
July 2017 Sale Leaseback | Finance Lease Obligations | Suezmax Tankers
Capital Leased Assets [Line Items]
Number Of Vessels					4		4
Lease [Member]
Capital Leased Assets [Line Items]
Time Charter Hire Expense | $							$ 14,100
Non-lease Component [Member]
Capital Leased Assets [Line Items]
Time Charter Hire Expense | $							$ 11,100
Time-charter
Capital Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year | $		$ 36,900						$ 36,900
Lessee, Operating Lease, Liability, Payments, Due Year Two | $		23,500						23,500
Lessee, Operating Lease, Liability, Payments, Due Year Three | $		$ 2,000						$ 2,000
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of Lessors							14
Revolver 2017 [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio		125.00%
Actual Hull Coverage Ratio		163.00%					281.39%	163.00%
2016 Debt Facility Maturing in January 2021
Capital Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio							125.00%
Actual Hull Coverage Ratio		136.87%					211.49%	136.87%